Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000

Cash and bank balances	1,242,669	841,317
Pledged deposits	(356)	(1,270)
Time deposits	(278,843)	(54,016)

Cash and cash equivalents	963,470	786,031

Denominated in USD	932,371	727,160
Denominated in RMB	13,411	21,472
Denominated in EUR	17,688	37,399

Cash and cash equivalents	963,470	786,031